Acquisitions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended									12 Months Ended
	Mar. 01, 2019	Aug. 08, 2018	Nov. 01, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 07, 2018
Business Acquisition [Line Items]
Total revenue				$ 63,320	$ 50,976	$ 41,565	$ 54,811	$ 48,168					$ 195,520	$ 81,573	$ 67,607
Non-recurring transaction costs				400				900					10,300	1,000
Payments to Acquire Businesses, Gross				4,332				0
NET INCOME (LOSS)				568	$ 2,717	$ 2,006	$ 8,932	$ (5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	$ 7,820	$ (20,194)	(12,403)
Series B Convertible Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares issued (in shares)		8,120,000			8,120,000			8,120,000	0				8,120,000	0		8,120,000
Premier
Business Acquisition [Line Items]
Equity interest issued, value assigned		$ 203,000
Purchase price		200,117
Fair value of Ashford Inc. common stock issued		$ 203,000
Premier | Series B Convertible Preferred Stock
Business Acquisition [Line Items]
Equity interest issued (in shares)		1,450,000
Share price (in dollars per share)		$ 140
J&S
Business Acquisition [Line Items]
Equity interest issued, value assigned			$ 4,300
Voting interests acquired	88.00%		85.00%
Term loan			$ 10,000
Equity interest issued (in shares)			70,318
Share price (in dollars per share)			$ 60.44
Fair value of contingent consideration			$ 1,196
Goodwill expected tax deductible			9,900
Purchase price			25,435
Payments to Acquire Businesses, Gross			$ 9,176
BAV
Business Acquisition [Line Items]
Term loan	$ 5,000
Fair value of contingent consideration	1,384
Purchase price	9,971
J&S | BAV
Business Acquisition [Line Items]
Total revenue				1,700
Equity interest issued, value assigned	$ 3,500
Equity interest issued (in shares)	61,387
Share price (in dollars per share)	$ 57.01
Goodwill expected tax deductible	$ 5,400
Purchase price	10,000
Payments to Acquire Businesses, Gross	5,000
Fair value of Ashford Inc. common stock issued	4,000
Estimated fair value	3,800
Interest issued and issuable, 18 months	500
Contingent consideration possible	$ 1,400
NET INCOME (LOSS)				253
Project management
Business Acquisition [Line Items]
Total revenue				7,790				$ 0					$ 10,634	$ 0	0
Premier | Project management
Business Acquisition [Line Items]
Total revenue				7,790				0					10,634	0	0
Operating Segments | Premier
Business Acquisition [Line Items]
Total revenue								0					10,634	0	0
NET INCOME (LOSS)				576				0					777	0	0
Operating Segments | Premier | Project management
Business Acquisition [Line Items]
Total revenue				$ 7,790				$ 0					$ 10,634	$ 0	$ 0